Leases (Tables) - Forge Nano, Inc.	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Leases
Schedule of future minimum annual commitments under operating lease

Amount
Remainder of 2026	$5,979
2027	8,153
2028	8,398
2029	8,305
2030	8,070
Thereafter	87,098
Total	126,003
Less: amount representing interest	(61,822)
Present value of net minimum lease payments	64,181
Less: current obligations	(1,379)
Long-term obligations under leases	$62,802

Future minimum annual commitments under these operating leases as of December 31, 2025 are as follows:

Amount
2026	$7,917
2027	8,153
2028	8,398
2029	8,305
2030	8,070
Thereafter	87,098
Total	127,941
Less: amount representing interest	(63,491)
Present value of net minimum lease payments	64,450
Less: current obligations	(1,287)
Long-term obligations under leases	$63,163

Schedule of expense recognized for lease

	March 31,
	2026	2025
Lease cost - Operating lease cost	$2,397	$181

Other information:
Cash paid for amounts included in the measurement of lease liabilities - Operating cash flows from operating leases	$1,937	$179
Right-of-use assets obtained in exchange for new operating lease liabilities	—	—
Weighted-average remaining lease term (years) - Operating leases	13.63	4.33
Weighted-average discount rate - Operating leases	10.48%	10.00%

	2025	2024
Lease cost – Operating lease cost	$7,358	$726
Other information:
Cash paid for amounts included in the measurement of lease liabilities – Operating cash flows from operating leases	$2,477	$660
Right-of-use assets obtained in exchange for new operating lease liabilities	64,766	—
Weighted-average remaining lease term (years) – Operating leases	13.86	4.58
Weighted-average discount rate – Operating leases	10.49%	10.00%